Details of Significant Accounts - (Loss) earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Details of Significant Accounts
Basic earnings per share, profit attributable to ordinary shareholders of the parent, amount after tax	$ 489	$ 26,952
Basic earnings per share, profit attributable to ordinary shareholders of the parent, weighted average number of ordinary shares outstanding	118,248	57,494
Basic earnings per share - profit attributable to ordinary shareholders of the parent, earnings (loss) per share	$ 0.004	$ 0.469
Dilutive (loss) earnings per share, assumed conversion of all dilutive potential ordinary shares - Convertible preferred shares		$ (28,374)
Dilutive (loss) earnings per share, assumed conversion of all dilutive potential ordinary shares - Convertible preferred shares, weighted average number of ordinary shares outstanding		42,904
Dilutive (loss) earnings per share, assumed conversion of all dilutive potential ordinary shares - Convertible preferred shares, earnings (loss) per share		$ (0.661)
Dilutive (loss) earnings per share - (Loss) profit attributable to ordinary shareholders of the Group plus assumed conversion of all dilutive potential ordinary shares, amount after tax	$ 489	$ (1,422)
Dilutive (loss) earnings per share - (Loss) profit attributable to ordinary shareholders of the Group plus assumed conversion of all dilutive potential ordinary shares, weighted average number of ordinary shares outstanding	118,248	100,398
Dilutive (loss) earnings per share - (Loss) profit attributable to ordinary shareholders of the Group plus assumed conversion of all dilutive potential ordinary shares, loss per share	$ 0.004	$ (0.014)